LONG-TERM DEBT AND CREDIT FACILITY	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
LONG-TERM DEBT AND CREDIT FACILITY	Long-term Debt and Credit Facility

	Notes	December 31, 2021	December 31, 2020
5.75% senior notes	(a)	$445.7	$438.6
Equipment loans	(c)	18.7	28.0
		$464.4	$466.6
Current portion of long-term debt		$7.5	$7.9
Non-current portion of long-term debt		456.9	458.7
		$464.4	$466.6
(a)5.75% senior notes ("Notes")
On September 23, 2020, the Company completed the issuance of $450 million aggregate principal amount of Notes with an interest rate of 5.75% per annum. The Notes are denominated in U.S. dollars and mature on October 15, 2028. Interest is payable in arrears in equal semi-annual installments on April 15 and October 15 of each year, beginning on April 15, 2021. The Notes are guaranteed by certain of the Company's subsidiaries.
The Company incurred transaction costs of $7.5 million which have been capitalized and offset against the carrying amount of the Notes within long-term debt in the consolidated balance sheets and are being amortized using the effective interest rate method.
Prior to October 15, 2023, the Company has the right to redeem some or all of the Notes at a price equal to 100% of the principal amount of the Notes plus a "make-whole" premium, plus accrued and unpaid interest, if any, up to the redemption date.
After October 15, 2023, the Company has the right to redeem the Notes, in whole or in part, at the relevant redemption price (expressed as a percentage of the principal amount of the Notes) plus accrued and unpaid interest, if any, up to the redemption date. The redemption price for the Notes during the 12-month period beginning on October 15 of each of the following years is: 2023 – 104.313%; 2024 – 102.875%; 2025 - 101.438%; 2026 and thereafter - 100%.
Prior to October 15, 2023, using the cash proceeds from an equity offering, the Company has the right to redeem up to 40% of the original aggregate principal amount of the Notes at a redemption price equal to 101% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, up to the redemption date.
The prepayment options are options that represent an embedded derivative asset to the Company and are presented as an offset to the Notes on the consolidated balance sheets. The debt component was initially recognized at $454.2 million, which represented the difference between the fair value of the financial instrument as a whole and the fair value of the embedded derivative at inception.
Subsequently, the debt component is recognized at amortized cost using the effective interest rate method. The embedded derivative is classified as a financial asset at FVTPL. The fair value of the embedded derivative as at December 31, 2021 was $1.5 million (December 31, 2020 - $8.4 million) (note 31(a)).
The following are the contractual maturities related to the Notes, including interest payments:

	Payments due by period
Notes balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-4 yrs	>4 yrs
December 31, 2021	$450.0	$631.1	$25.9	$51.8	$51.8	$501.6
December 31, 2020	$450.0	$658.7	$27.5	$51.8	$51.8	$527.6
1.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $6.3 million as at December 31, 2021 (December 31, 2020 – $7.2 million) and the embedded derivative.
(b)7% senior notes
On September 8, 2020, the Company issued a notice to redeem its 7% senior notes for a total amount of $421.3 million, funded the redemption on September 29, 2020 and the indenture governing the 2025 Notes was satisfied and discharged on this date. The resulting loss of $22.5 million was recognized in interest income and derivatives and other investment gains (loss) in the consolidated statements of earnings (loss) (note 10).
(c)Equipment loans
On June 27, 2019, the Company executed a €20.5 million ($23.3 million) loan agreement with an interest rate of 5.23% per annum, secured by certain mobile equipment. This loan matures on June 27, 2024 and is repayable in quarterly installments beginning on September 27, 2019. The Company incurred transaction costs of $0.3 million which have been capitalized and offset against the carrying amount of the equipment loan within long-term debt in the consolidated balance sheets and are being amortized using the effective interest rate method.
On May 12, 2020, the Company executed a CFA6.545 billion ($10.9 million) loan agreement with an interest rate of 5.95% per annum, secured by certain mobile equipment. This loan matures on May 31, 2024 and is repayable in monthly installments beginning on June 30, 2020.
The equipment loans are carried at amortized cost on the consolidated balance sheets.
The following are the contractual maturities related to the equipment loans, including interest payments:

	Payments due by period
Equipment loans balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-4 yrs	>4 yrs
December 31, 2021	$18.9	$20.5	$8.5	$12.0	$—	$—
December 31, 2020	$28.2	$31.3	$9.4	$17.9	$4.0	$—
1.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $0.2 million as at December 31, 2021 (December 31, 2020 – $0.2 million).
(d)Credit facility
The Company has a $500 million secured revolving credit facility, which was entered into in December 2017 and was amended, from time to time, including in February 2021 to primarily extend the maturity date from January 31, 2023 to January 31, 2025 for $490 million of the available credit. As of December 31, 2021, the Company had letters of credit worth $1.7 million drawn against the credit facility for the guarantee of certain environmental obligations (December 31, 2020 - $1.7 million).
The credit facility provides for an interest rate margin above London Interbank Offered Rate, banker’s acceptance prime rate and base rate advances which vary according to the total net debt ratio of the Company. Fees related to the credit facility vary according to the total net debt ratio of the Company. This credit facility is secured by certain of the Company's real assets, guarantees by certain of the Company’s subsidiaries and pledges of shares of certain of the Company's subsidiaries. The key terms of the credit facility include certain limitations on incremental debt, certain restrictions on distributions and financial covenants including Net Debt to Earnings Before Interest, Taxes, Depreciation and Amortization, and Interest Coverage. The Company was in compliance with its credit facility covenants as at December 31, 2021.
(e)Uncollateralized surety bonds
As at December 31, 2021, the Company had CAD$215.3 million (December 31, 2021 - $170.1 million; December 31, 2020 ‐ CAD$215.3 million, $168.8 million) of uncollateralized surety bonds, issued pursuant to arrangements with insurance companies, in support of environmental closure costs obligations related to the Doyon division and the Côté Gold project.
(f)Uncollateralized performance bonds
As at December 31, 2021, uncollateralized performance bonds of CAD$39.1 million (December 31, 2021 - $30.9 million; December 31, 2020 - CAD$39.1 million, $30.7 million) were outstanding in support of certain obligations related to the construction of the Côté Gold project.